FINANCIAL INSTRUMENTS (Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2018	Oct. 05, 2016
Assets:
Available-for-sale debt securities	$ 9,431	$ 12,753	$ 13,245
Equity securities	19,374	61,326	$ 73,929
Equity Securities pledged to creditors	9,006	43,775
Financial instruments at fair value, current portion	0	520
Interest rate/ currency swap contracts – long-term receivables	$ 3,406	3,479
Senior Unsecured Convertible Bonds due 2021
Liabilities:
Interest rate					5.75%
Senior Unsecured Convertible Bonds due 2023
Liabilities:
Interest rate	4.875%			4.875%
Fair Value, Recurring | Fair Value, Inputs, Level 2
Assets:
Available-for-sale debt securities	$ 4,800	8,100
Fair Value, Recurring | Fair value
Assets:
Available-for-sale debt securities	9,431	12,753
Equity securities	10,367	17,551
Equity Securities pledged to creditors	9,007	43,775
Financial instruments at fair value, current portion	0	520
Interest rate/ currency swap contracts – long-term receivables	3,406	3,479
Total assets	32,211	78,078
Liabilities:
Floating rate NOK bonds due 2020		58,191
Floating rate NOK bonds due 2023	78,513	81,567
Floating rate NOK bonds due 2024	76,940	79,674
Floating rate NOK bonds due 2025	57,421
Interest rate/ currency swap contracts – short-term payables	1,572	6,067
Interest rate/ currency swap contracts – long-term payables	32,712	20,579
Total liabilities	569,766	638,606
Fair Value, Recurring | Fair value | Senior Unsecured Convertible Bonds due 2021
Liabilities:
Unsecured convertible bonds	199,496	227,025
Fair Value, Recurring | Fair value | Senior Unsecured Convertible Bonds due 2023
Liabilities:
Unsecured convertible bonds	123,112	165,503
Fair Value, Recurring | Fair value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Available-for-sale debt securities	4,643	4,690
Equity securities	10,367	17,551
Equity Securities pledged to creditors	9,007	43,775
Total assets	24,017	66,016
Liabilities:
Floating rate NOK bonds due 2020		58,191
Floating rate NOK bonds due 2023	78,513	81,567
Floating rate NOK bonds due 2024	76,940	79,674
Floating rate NOK bonds due 2025	57,421
Total liabilities	535,482	611,960
Fair Value, Recurring | Fair value | Quoted Prices in Active Markets for Identical Assets (Level 1) | Senior Unsecured Convertible Bonds due 2021
Liabilities:
Unsecured convertible bonds	199,496
Fair Value, Recurring | Fair value | Quoted Prices in Active Markets for Identical Assets (Level 1) | Senior Unsecured Convertible Bonds due 2023
Liabilities:
Unsecured convertible bonds	123,112	165,503
Fair Value, Recurring | Fair value | Fair Value, Inputs, Level 2
Assets:
Available-for-sale debt securities	4,788	8,063
Financial instruments at fair value, current portion		520
Interest rate/ currency swap contracts – long-term receivables	3,406	3,479
Total assets	8,194	12,062
Liabilities:
Interest rate/ currency swap contracts – short-term payables	1,572	6,067
Interest rate/ currency swap contracts – long-term payables	32,712	20,579
Total liabilities	34,284	26,646
Fair Value, Recurring | Fair value | Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale debt securities		0
Total assets	0	0
Liabilities:
Total liabilities	$ 0	$ 0